Loans and asset quality - Additional Information (Detail) $ in Millions			12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) Segment class_of_receivable Contract	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of portfolio segments | Segment			3
Number of classes of financing receivables | class_of_receivable			6
Loans	[1]	$ 63,703	$ 63,703	$ 59,132
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subsequently defaulted number of contracts (contracts) | Contract			2
Financing receivable, modifications, subsequent default, recorded investment (less than)			$ 1
Loans		$ 1,055	$ 1,055	1,222
Wealth management mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio at origination (percent)		61.00%	61.00%
Percentage of past due mortgages (less than) (percent)		1.00%	1.00%
Loans		$ 6,647	$ 6,647	5,534
Wealth management mortgages | California State
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)		23.00%
Wealth management mortgages | New York State
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)		21.00%
Wealth management mortgages | Massachusetts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)		13.00%
Wealth management mortgages | Florida
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)		8.00%
Wealth management mortgages | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)		35.00%
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		$ 4,483	$ 4,483	5,882
Number of business days in which overdrafts are generally repaid			2 days
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		19,573	$ 19,573	20,034
Total Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		49,351	49,351	45,611
Total Domestic | Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		1,055	1,055	1,222
Purchased mortgages		$ 283	$ 283
Purchased residential mortgages, loan to value ratio (percent)		76.00%	76.00%
Percentage of purchased residential mortgages that were at least 60 days delinquent (percent)		16.00%	16.00%
Total Domestic | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		$ 911	$ 911	1,348	$ 1,314
Total Domestic | Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		$ 19,340	$ 19,340	$ 20,034	$ 15,652
Total Domestic | Margin loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Required daily collateral margin (in excess of) (percent)		100.00%	100.00%

[1]	Net of unearned income of $674 million at Dec. 31, 2015 and $866 million at Dec. 31, 2014 primarily on domestic and foreign lease financings.